Financial Instruments and Derivatives - Carrying Amount and Fair Value of Financial Instruments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	CAD 355.3	CAD 425.2
Financial assets, at fair value	355.3	425.2
Financial liabilities	2,055.9	2,216.3
Financial liabilities, at fair value	2,075.2	2,186.9
Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	65.1	28.3
Financial liabilities, at fair value	0.0	0.0
Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	282.7	396.9
Financial liabilities, at fair value	2,075.2	2,186.9
Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	7.5	0.0
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	123.9	67.7
Financial liabilities, at fair value	123.9	67.7
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	123.9	67.7
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior guaranteed notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,932.0	2,148.6
Financial liabilities, at fair value	1,951.3	2,119.2
Senior guaranteed notes | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior guaranteed notes | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	1,951.3	2,119.2
Senior guaranteed notes | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	282.7	389.4
Financial assets, at fair value	282.7	389.4
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	282.7	389.4
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Long-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72.6	35.8
Financial assets, at fair value	72.6	35.8
Long-term investments | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	65.1	28.3
Long-term investments | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	7.5
Long-term investments | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	CAD 7.5	CAD 0.0